Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Our financial instruments measured at fair value on a recurring basis consist of derivative instruments and RINs credit obligations.

Fair value measurements are derived using inputs (assumptions that market participants would use in pricing an asset or liability, including assumptions about risk). GAAP categorizes inputs used in fair value measurements into three broad levels as follows:

•(Level 1) Quoted prices in active markets for identical assets or liabilities.
•(Level 2) Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, similar assets and liabilities in markets that are not active or can be corroborated by observable market data.
•(Level 3) Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes valuation techniques that involve significant unobservable inputs.
The carrying amounts of derivative instruments and RINs credit obligations were as follows:

	Carrying Amount	Fair Value by Input Level
Financial Instrument		Level 1	Level 2	Level 3
	(In thousands)
December 31, 2021
Assets:
Commodity forward contracts	$286	$—	$286	$—
Foreign currency forward contracts	6,177	—	6,177	—
Total assets	$6,463	$—	$6,463	$—

Liabilities:
NYMEX futures contracts	$1,269	$1,269	$—	$—
Commodity forward contracts	566	—	566	—
RINs credit obligations (1)	9,429	—	9,429	—
Total liabilities	$11,264	$1,269	$9,995	$—

	Carrying Amount	Fair Value by Input Level
Financial Instrument		Level 1	Level 2	Level 3
	(In thousands)
December 31, 2020
Assets:
Commodity forward contracts	$275	$—	$275	$—
Total assets	$275	$—	$275	$—

Liabilities:
NYMEX futures contracts	$418	$418	$—	$—
Commodity price swaps	359	—	359	—
Commodity forward contracts	196	—	196	—
Foreign currency forward contracts	23,005	—	23,005	—
Total liabilities	$23,978	$418	$23,560	$—

(1)Represent obligations for RINs credits for which we did not have sufficient quantities at December 31, 2021 to satisfy our Environmental Protection Agency (“EPA”) regulatory blending requirements.

Level 1 Financial Instruments
Our NYMEX futures contracts are exchange traded and are measured and recorded at fair value using quoted market prices, a Level 1 input.

Level 2 Financial Instruments
Derivative instruments consisting of foreign currency forward contracts, commodity price swaps and forward sales and purchase contracts are measured and recorded at fair value using Level 2 inputs. The fair value of the commodity price swap contracts is based on the net present value of expected future cash flows related to both variable and fixed rate legs of the respective swap agreements. The measurements are computed using market-based observable input and quoted forward commodity prices with respect to our commodity price swaps. The fair value of the forward sales and purchase contracts are computed using quoted forward commodity prices. RINs credit obligations are valued based on current market RINs prices. The fair value of foreign currency forward contracts are based on values provided by a third party, which were derived using market quotes for similar type instruments, a Level 2 input.
Nonrecurring Fair Value Measurements
During the year ended December 31, 2020, we recognized goodwill and long-lived asset impairment charges based on fair value measurements utilized during our goodwill and long-lived asset impairment testing (see Note 11). The fair value measurements were based on a combination of valuation methods including discounted cash flows, the guideline public company and guideline transaction methods and obsolescence adjusted replacement costs, all of which are Level 3 inputs.

During the year ended December 31, 2020, HEP recognized a gain on sales-type leases (see Note 3). The estimated fair value of the underlying leased assets at contract inception and the present value of the estimated unguaranteed residual asset at the end of the lease term were used in determining the net investment in leases and related recognized gain on sales-type leases. The asset valuation estimates included Level 3 inputs based on a replacement cost valuation method.